[Front Cover]

[Photo of Bengal Tiger]

COLONIAL NEWPORT TIGER FUND   Annual report
December 31, 1997

Not FDIC       May Lose Value
Insured        No Bank Guarantee

                     COLONIAL NEWPORT TIGER FUND HIGHLIGHTS
                       JANUARY 1, 1997 - DECEMBER 31, 1997

Investment Objective: Colonial Newport Tiger Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine "Tigers" of Asia -- Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines.

Portfolio Manager Commentary: "A currency crisis in Southeast Asia during the period caused many markets to decline more than 60%. However, our top-down investment process, which first focuses on investing in the most fundamentally sound countries, resulted in investing the bulk of the Fund's assets in Hong Kong and Singapore -- countries whose markets suffered much smaller declines.

                                                    -- Jack Mussey & Tim Tuttle


                   Colonial Newport Tiger Fund Performance(1)

                                  12-month total returns,   Net asset value per
            Inception dates      assuming no sales charge    share on 12/31/97
-------------------------------------------------------------------------------
Class A         5/31/89                 (33.95) %                   $9.02
-------------------------------------------------------------------------------
Class B         4/1/95                  (34.41) %                   $8.92
-------------------------------------------------------------------------------
Class C         4/1/95                  (34.36) %                   $8.94
-------------------------------------------------------------------------------
Class T         5/31/89                 (33.76) %                   $9.01
-------------------------------------------------------------------------------
Class Z         5/31/89                 (33.76) %                   $9.01
-------------------------------------------------------------------------------

(1)The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95, at which time Class A, B, C, T and Z shares were offered.


Top Five Countries(2)                     Top Five Sectors(2)
(as of 12/31/97                           (as of 12/31/97)
-------------------------------------------------------------------------------
1. Hong Kong ..... 69.9%                   1. Financials ............ 32.0%
2. Singapore ..... 20.4%                   2. Utilities ............. 22.6%
3. Philippines ...  3.0%                   3. Consumer Cyclicals .... 14.5%
4. Malaysia ......  2.8%                   4. Capital Goods ......... 10.2%
5. Indonesia .....  1.0%                   5. Transportation ........  7.3%

(2)Country and sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee it will continue to maintain these country and sector weightings in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Newport's defined criteria used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     [PHOTO OF HAROLD W. COGGER]

The economies of the Pacific Rim dominated headlines during the second half of 1997. The Thai currency collapse in July quickly developed into currency devaluations throughout the region. In turn, declining currencies exposed credit problems and a widespread need for financial restructuring, in several cases including the assistance of the International Monetary Fund (IMF).

Although economic conditions varied by country across the region, each market experienced significant volatility. Market declines in Thailand, Korea, Malaysia, Indonesia and the Philippines were driven in large part by deteriorating investment fundamentals, weakening currencies and a loss of export competitiveness. Unfortunately, the market declines were not limited to these nations as the fear of declining markets spilled over into the fundamentally strong markets of Hong Kong and Singapore. Shaken investor confidence resulted in institutional selling, particularly in Hong Kong where large investments could be liquidated quickly.

The long-term benefits of investing in an international fund include an opportunity to diversify your core portfolio. While we believe each of the nine Tiger markets of Asia will grow and contract at different rates, we also believe that opportunities are available in these markets for long-term investors. Progress towards higher standards of living as well as improved infrastructures in the Tiger countries may indicate opportunities for improving long-term market conditions. Going forward, one of the keys to uncovering investment opportunities in the Tiger markets will be thorough country analysis and careful security selection.

Effective April 30, 1998, Colonial Newport Tiger Fund will be renamed Newport Tiger Fund. This new name does not change the Fund's investment approach or management style, but rather underscores Newport Fund Management's position as a leader in Asian investing.

Thank you for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
February 9, 1998



Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                           PORTFOLIO MANAGEMENT REPORT

[Photos of Jack Mussey and Tim Tuttle -- portfolio co-managers]

Jack Mussey and Tim Tuttle are portfolio co-managers of Colonial Newport Tiger Fund. Mr. Mussey is president and chief executive officer of Newport Fund Management, Inc. and has more than 20 years of experience investing in Asian markets. He is a Chartered Financial Analyst and a member of the Security Analysts of San Francisco. Mr. Mussey received a B.A. from the University of Redlands in 1963 and an M.B.A. from the University of California at Berkeley in 1965. Mr. Tuttle is managing director of Newport Fund Management, Inc. and also has more than 20 years of experience investing in Asian markets. He is a Chartered Financial Analyst and he received a B.A. from Williams College in 1964.



Volatile Southeast Asian investment environment challenged performance

A collapse of Thailand's currency sparked a downturn in much of Southeast Asia during the second half of 1997. What we expected to be isolated market corrections in the overheated economies of Thailand, Indonesia and Malaysia turned into a free-fall for nearly all Asian currencies and markets. Many Tiger markets lost over 60% of their U.S. dollar value during this period, including Thailand (76%), Indonesia (72%), Korea (70%), Malaysia (69%) and the Philippines (61%). However, at the end of the period the Fund had over 60% of its assets invested in Hong Kong and approximately 20% invested in Singapore. These markets represented the two strongest Asian economies, although for the period they suffered declines of 20% and 30%, respectively.

As a result, during this period the Fund generated a negative total return of 33.95% for Class A shares, based on net asset value. This performance was stronger than its Lipper peer group average, which had a negative return of 35.52%.

This is not the first Asian market crisis that we have experienced, and we don't expect that it will be the last. For example, Hong Kong has experienced three corrections of over 40% during the 20 years ended December 31, 1996, yet, has achieved impressive average annual total returns of 15.6% over the same period.

High quality, long-term investment philosophy shielded the Fund from the worst of the region's decline

Our top-down investment approach, whereby we first select the highest quality countries followed by the highest quality companies within those countries, served the portfolio well. We began the period with a sizable investment in Hong Kong and Singapore. Both markets contain quality growth companies with strong balance sheets -- the kind of companies we favor. However, as the Thai currency crisis emerged and unmasked a precarious banking system, we suspected its potential spread to other markets and we retrenched, shifting additional assets into Hong Kong and Singapore. We viewed the banking systems in these countries to be considerably stronger with better capitalization and larger, more liquid reserves. Accordingly, we increased positions in several banking institutions including Hang Seng Bank, Singapore's Development Bank and Oversea-Chinese Banking Corp. We believe that each of these banks has the ability to acquire assets and loans in troubled areas, allowing them to build and acquire market share inexpensively.

Portfolio's investments represent high quality growth opportunities

We've reduced the number of stocks in the portfolio since the last annual report, from 49 to 34. These stocks represent companies that we believe are among the best-managed, best-capitalized growth businesses in Asia. In particular, we believe the utility sector has strong growth potential. In Hong Kong, utilities enjoy a favorable regulatory environment as well as steady demand that we expect will increase as residential building activity increases. Two of our investments in this sector are Hong Kong and China Gas Co., Ltd. and Hong Kong Electric Holdings, Ltd.

We also believe that Hong Kong will benefit in the long term from its association with China. China's huge economy is rich in terms of foreign reserves, high savings and significant export activity. More importantly, we believe China has both the political capability and the will to stimulate its economy. We expect lower interest rates, more accessible credit and improved liquidity. In addition, strong, ongoing productivity gains make Chinese exports very competitive with those of other nations. We anticipate that many Hong Kong companies will experience increased business and asset flows from China's growing economy.

Looking ahead

While the magnitude of the Asian market and currency declines of 1997 indicates serious financial problems, we are hopeful that this crisis should pass. However, we are not comfortable predicting a quick turnaround in the seriously weak economies of Thailand, Indonesia and South Korea. We question the will of their government to take the painful steps of economic restructuring that may result in political or social unrest. On the other hand, currencies should stabilize as imports stagnate and exports grow. This could attract foreign capital to recapitalize the banking and industrial sectors of these economies.

In keeping with our quality philosophy, we currently intend to continue to emphasize Hong Kong and Singapore in the portfolio. Weakness in these two markets over the past six months has resulted from a spillover of shaken investor trust in the region. We are confident that Hong Kong should continue to defend its currency and that weakness resulting from market speculators will be dealt with swiftly by the Hong Kong Currency Board. Over the long term, we believe that Hong Kong will benefit from its commitment to its currency, a growing property development sector and its close connection with China.

We believe that over the long term, the Tiger markets should once again generate attractive returns and we appreciate your patience and long term support.

             Colonial Newport Tiger Fund Investment Performance vs.
            The Morgan Stanley Capital International EAFE (GDP) Index
     Change in Value of $10,000 from 5/31/89 - 12/31/97 Based on NAV and POP

[Mountain Chart]

                                 CLASS A SHARES
-------------------------------------------------------------------------------


          NAV      POP       MSCI EAFE
 5/89(3)  10,000    9,425    10,000
 6/30/89   9,940    9,368    10,186
 7/31/89  10,240    9,651    11,339
 8/31/89  10,040    9,463    11,081
 9/30/89  10,310    9,717    11,509
10/31/89  10,060    9,482    10,965
11/30/89  10,420    9,821    11,533
12/31/89  11,080   10,443    12,404
 1/31/90  11,200   10,556    12,180
 2/28/90  11,360   10,707    11,637
 3/31/90  11,180   10,537    11,260
 4/30/90  10,537    9,931    11,111
 5/31/90  11,561   10,896    11,940
 6/30/90  11,842   11,161    12,062
 7/31/90  12,494   11,776    12,369
 8/31/90  10,688   10,073    11,024
 9/30/90   9,012    8,494     9,496
10/31/90   9,664    9,109    10,678
11/30/90   9,243    8,711    10,210
12/31/90   9,403    8,862    10,216
 1/31/91   9,757    9,196    10,497
 2/28/91  10,626   10,015    11,596
 3/31/91  10,990   10,358    10,817
 4/30/91  11,364   10,711    10,849
 5/31/91  11,657   10,987    11,090
 6/30/91  11,435   10,777    10,226
 7/31/91  11,678   11,006    10,652
 8/31/91  11,202   10,558    10,580
 9/30/91  10,990   10,358    11,037
10/31/91  11,152   10,511    11,005
11/30/91  11,496   10,835    10,696
12/31/91  11,849   11,168    11,312
 1/31/92  12,557   11,835    11,216
 2/29/92  12,951   12,207    11,064
 3/31/92  12,618   11,892    10,519
 4/30/92  13,336   12,569    10,610
 5/31/92  14,215   13,398    11,235
 6/30/92  14,246   13,426    10,869
 7/31/92  13,922   13,122    10,484
 8/31/92  13,386   12,616    11,006
 9/30/92  13,528   12,750    10,602
10/31/92  14,963   14,103    10,172
11/30/92  14,812   13,960    10,222
12/31/92  14,458   13,627    10,220
 1/31/93  14,915   14,057    10,338
 2/28/93  15,747   14,841    10,700
 3/31/93  15,818   14,908    11,430
 4/30/93  17,025   16,046    12,483
 5/31/93  17,492   16,486    12,678
 6/30/93  17,127   16,142    12,459
 7/31/93  17,106   16,123    12,834
 8/31/93  18,141   17,098    13,774
 9/30/93  18,506   17,442    13,485
10/31/93  21,479   20,244    13,856
11/30/93  21,084   19,871    12,752
12/31/93  25,350   23,892    13,649
 1/31/94  24,189   22,798    14,693
 2/28/94  22,946   21,626    14,612
 3/31/94  20,622   19,437    14,403
 4/30/94  22,069   20,800    15,130
 5/31/94  23,109   21,780    14,783
 6/30/94  21,865   20,608    14,776
 7/31/94  23,007   21,684    15,119
 8/31/94  24,352   22,951    15,376
 9/30/94  24,209   22,817    14,835
10/31/94  24,515   23,105    15,286
11/30/94  22,558   21,261    14,605
12/31/94  22,317   21,034    14,715
 1/31/95  20,106   18,950    14,338
 2/28/95  21,987   20,722    14,322
 3/31/95  22,462   21,171    14,971
 4/30/95  22,504   21,210    15,640
 5/31/95  25,151   23,705    15,489
 6/30/95  24,820   23,393    15,316
 7/31/95  25,420   23,958    16,317
 8/31/95  24,572   23,159    15,636
 9/30/95  25,027   23,588    15,821
10/31/95  24,862   23,432    15,363
11/30/95  24,924   23,491    15,686
12/31/95  25,948   24,456    16,358
 1/31/96  28,447   26,811    16,565
 2/29/96  28,447   26,811    16,615
 3/31/96  28,239   26,615    16,835
 4/30/96  28,135   26,517    17,359
 5/31/96  27,989   26,380    17,103
 6/30/96  27,364   25,791    17,237
 7/31/96  25,823   24,338    16,742
 8/31/96  26,760   25,222    16,733
 9/30/96  27,552   25,967    17,193
10/31/96  27,364   25,791    17,005
11/30/96  28,801   27,145    17,732
12/31/96  28,786   27,131    17,605
 1/31/97  28,597   26,953    17,274
 2/28/97  28,556   26,914    17,394
 3/31/97  26,797   25,256    17,725
 4/30/97  26,315   24,802    17,682
 5/31/97  28,660   27,012    18,603
 6/30/97  29,858   28,142    19,711
 7/31/97  30,320   28,577    20,145
 8/31/97  25,134   23,689    18,700
 9/30/97  26,100   24,599    19,901
10/31/97  19,738   18,603    18,431
11/30/97  19,213   18,108    18,355
12/31/97  19,012   17,919    18,621


[Mountain Chart]

                                 CLASS T SHARES
-------------------------------------------------------------------------------

 5/89(3)  10,000    9,425    10,000
 6/30/89   9,940    9,368    10,186
 7/31/89  10,240    9,651    11,339
 8/31/89  10,040    9,463    11,081
 9/30/89  10,310    9,717    11,509
10/31/89  10,060    9,482    10,965
11/30/89  10,420    9,821    11,533
12/31/89  11,080   10,443    12,404
 1/31/90  11,200   10,556    12,180
 2/28/90  11,360   10,707    11,637
 3/31/90  11,180   10,537    11,260
 4/30/90  10,537    9,931    11,111
 5/31/90  11,561   10,896    11,940
 6/30/90  11,842   11,161    12,062
 7/31/90  12,494   11,776    12,369
 8/31/90  10,688   10,073    11,024
 9/30/90   9,012    8,494     9,496
10/31/90   9,664    9,109    10,678
11/30/90   9,243    8,711    10,210
12/31/90   9,403    8,862    10,216
 1/31/91   9,757    9,196    10,497
 2/28/91  10,626   10,015    11,596
 3/31/91  10,990   10,358    10,817
 4/30/91  11,364   10,711    10,849
 5/31/91  11,657   10,987    11,090
 6/30/91  11,435   10,777    10,226
 7/31/91  11,678   11,006    10,652
 8/31/91  11,202   10,558    10,580
 9/30/91  10,990   10,358    11,037
10/31/91  11,152   10,511    11,005
11/30/91  11,496   10,835    10,696
12/31/91  11,849   11,168    11,312
 1/31/92  12,557   11,835    11,216
 2/29/92  12,951   12,207    11,064
 3/31/92  12,618   11,892    10,519
 4/30/92  13,336   12,569    10,610
 5/31/92  14,215   13,398    11,235
 6/30/92  14,246   13,426    10,869
 7/31/92  13,922   13,122    10,484
 8/31/92  13,386   12,616    11,006
 9/30/92  13,528   12,750    10,602
10/31/92  14,963   14,103    10,172
11/30/92  14,812   13,960    10,222
12/31/92  14,458   13,627    10,220
 1/31/93  14,915   14,057    10,338
 2/28/93  15,747   14,841    10,700
 3/31/93  15,818   14,908    11,430
 4/30/93  17,025   16,046    12,483
 5/31/93  17,492   16,486    12,678
 6/30/93  17,127   16,142    12,459
 7/31/93  17,106   16,123    12,834
 8/31/93  18,141   17,098    13,774
 9/30/93  18,506   17,442    13,485
10/31/93  21,479   20,244    13,856
11/30/93  21,084   19,871    12,752
12/31/93  25,350   23,892    13,649
 1/31/94  24,189   22,798    14,693
 2/28/94  22,946   21,626    14,612
 3/31/94  20,622   19,437    14,403
 4/30/94  22,069   20,800    15,130
 5/31/94  23,109   21,780    14,783
 6/30/94  21,865   20,608    14,776
 7/31/94  23,007   21,684    15,119
 8/31/94  24,352   22,951    15,376
 9/30/94  24,209   22,817    14,835
10/31/94  24,515   23,105    15,286
11/30/94  22,558   21,261    14,605
12/31/94  22,317   21,034    14,715
 1/31/95  20,106   18,950    14,338
 2/28/95  21,987   20,722    14,322
 3/31/95  22,483   21,190    14,971
 4/30/95  22,483   21,190    15,640
 5/31/95  25,131   23,686    15,489
 6/30/95  24,800   23,374    15,316
 7/31/95  25,420   23,958    16,317
 8/31/95  24,572   23,159    15,636
 9/30/95  25,027   23,588    15,821
10/31/95  24,862   23,432    15,363
11/30/95  24,944   23,510    15,686
12/31/95  25,950   24,458    16,358
 1/31/96  28,472   26,835    16,565
 2/29/96  28,472   26,835    16,615
 3/31/96  28,264   26,639    16,835
 4/30/96  28,181   26,560    17,359
 5/31/96  28,035   26,423    17,103
 6/30/96  27,430   25,853    17,237
 7/31/96  25,888   24,399    16,742
 8/31/96  26,805   25,264    16,733
 9/30/96  27,618   26,030    17,193
10/31/96  27,451   25,873    17,005
11/30/96  28,868   27,208    17,732
12/31/96  28,866   27,206    17,605
 1/31/97  28,698   27,048    17,274
 2/28/97  28,656   27,008    17,394
 3/31/97  26,893   25,346    17,725
 4/30/97  26,431   24,911    17,682
 5/31/97  28,782   27,127    18,603
 6/30/97  30,007   28,282    19,711
 7/31/97  30,449   28,698    20,145
 8/31/97  25,248   23,796    18,700
 9/30/97  26,238   24,729    19,901
10/31/97  19,836   18,696    18,431
11/30/97  19,331   18,219    18,355
12/31/97  19,120   18,020    18,621



A $10,000 investment in the following share classes, based on the maximum sales charge for each class, would have been valued at the amount shown on 12/31/97:
Class B w/CDSC (inception 4/1/95) $8,038; Class C (inception 4/1/95) $8,301; Class Z (inception 5/31/89) $19,120. The Morgan Stanley Capital International Europe, Australia and Far East GDP Index is a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed.

                          Average Annual Total Returns
                            as of December 31, 1997
-------------------------------------------------------------------------------
                                      1 year      5 years     Since inception
-------------------------------------------------------------------------------
Class A (Inception 5/31/89)
NAV                                  (33.95)%      5.63%           7.76%
POP                                  (37.75)%      4.39%           7.02%
-------------------------------------------------------------------------------
Class B (Inception 4/1/95)
NAV                                  (34.41)%      --             (6.60)%
w/CDSC                               (37.68)%      --             (7.62)%
-------------------------------------------------------------------------------
Class C(4) (Inception 4/1/95)
NAV                                  (34.36)%      --             (6.53)%
w/CDSC                               (35.01)%      --             (6.53)%
-------------------------------------------------------------------------------
Class T (Inception 5/31/89)
NAV                                  (33.76)%      5.75%           7.84%
POP                                  (37.57)%      4.50%           7.09%
-------------------------------------------------------------------------------
Class Z (Inception 5/31/89)
NAV                                  (33.76)%      5.75%           7.84%
-------------------------------------------------------------------------------

(3)The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95. Class A,B, C, T and Z shares were offered at that time. Total returns shown for Class A,T and Z shares include performance prior to Fund conversion, at which time there was no 12b-1 fee on Class A shares. Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of all distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75%. The CDSC returns reflect the maximum applicable charges of 5% for one year and 3% since inception for Class B shares and 1% for one year for Class C shares.
(4)On July 1, 1997, Class D shares were redesignated Class C shares. Consult a current prospectus for more information.

                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1997 (IN THOUSANDS)

COMMON STOCKS - 97.4%                                     COUNTRY       SHARES            VALUE
 --------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 62.0%
  Depository Institutions - 20.6%
  Development Bank of Singapore Ltd.                       Si            5,168         $   44,231
  HSBC Holdings PLC                                        HK            2,500             61,630
  Hang Seng Bank                                           HK            6,500             62,711
  Oversea-Chinese Banking Corp. Ltd                        Si            6,768             39,422
                                                                                       ------------
                                                                                          207,994
                                                                                       ------------

  Holding & Other Investment Companies - 21.0%
  Cheung Kong Holdings Ltd.                                HK            9,500             62,227
  Citic Pacific Ltd.                                       HK           14,095             56,032
  Guangdong Investments                                    HK           44,000             29,247
  Hutchison Whampoa Ltd.                                   HK            9,720             60,971
  Taiwan Fund, Inc.                                        Tw              227              3,737
                                                                                       ------------
                                                                                          212,214
                                                                                       ------------

  Insurance Carriers - 0.5%
  National Mutual Asia Ltd.                                HK            5,000              4,969
                                                                                       ------------

  Real Estate - 19.9%
  Ayala Land Inc., Class B                                 Ph            3,750              1,482
  China Resources Enterprises Ltd.                         HK           10,000             22,329
  City Developments Ltd.                                   Si            7,993             37,055
  Filinvest Development Corp.                              Ph           23,000              1,931
  New World Development Co. Ltd.                           HK           12,170             42,097
  SM Prime Holdings, Inc.                                  Ph           28,000              4,148
  Sun Hung Kai Properties Ltd.                             HK            7,000             48,788
  Swire Pacific Ltd., Series A                             HK            8,000             43,884
                                                                                       ------------
                                                                                          201,714
                                                                                       ------------

 ..................................................................................................
 MANUFACTURING - 5.8%
  Fabricated Metal - 0.3%
  Kian Joo Can Factory Berhad                              Ma            3,300              2,939
                                                                                       ------------

  Measuring & Analyzing Instruments - 1.0%
  China Hong Kong Photo Product                            HK           30,100              7,537
  PT Modern Photo Film Reg.                                In            8,010              2,309
                                                                                       ------------
                                                                                            9,846
                                                                                       ------------

  Printing & Publishing - 4.3%
  Singapore Press Holdings Ltd.                            Si            3,500             43,893
                                                                                       ------------

  Rubber & Plastic - 0.2%
  Nylex Malaysia Berhad                                    Ma            4,500              1,726
                                                                                       ------------

                                       7


             Investment Portfolio/December 31, 1997
 --------------------------------------------------------------------------------------------------
 COMMON STOCKS - CONT.                                   COUNTRY        SHARES            VALUE
 --------------------------------------------------------------------------------------------------
 RETAIL TRADE - 1.8%
  Apparel & Accessory Stores - 0.7%
  Giordano International Ltd.                              HK           21,555         $    7,442
                                                                                       -----------

  Auto Dealers & Gas Stations - 1.1%
  Cycle & Carriage Ltd.                                    Si            2,665             11,009
                                                                                       -----------

 .................................................................................................
 SERVICES - 4.3%
  Hotels, Camps & Lodging - 1.3%
  Genting Berhad                                           Ma            5,299             13,301
                                                                                       -----------

  Miscellaneous Repair Services - 3.0%
  Keppel Corp.                                             Si           10,625             30,565
                                                                                       -----------

 .................................................................................................
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 22.8%
  Communications - 6.2%
  Hong Kong Telecommunications Ltd.                        HK           15,711             32,343
  PT Telekomunikasi Indonesia                              In           14,500              7,642
  Philippine Long Distance Telephone ADR                   Ph            1,000             22,500
                                                                                       -----------
                                                                                           62,485
                                                                                       -----------

  Electric Services - 7.5%
  Hong Kong Electric Holdings Ltd.                         HK           20,000             76,022
                                                                                       -----------

  Gas Services - 9.1%
  Hong Kong and China Gas Co. Ltd.                         HK           42,368             82,026
  Petronas Gas Berhad                                      Ma            4,590             10,457
                                                                                       -----------
                                                                                           92,483
                                                                                       -----------

 .................................................................................................
 WHOLESALE TRADE - 0.7%
  Durable Goods
  Li & Fung Ltd.                                           HK            5,010              7,016
                                                                                       -----------

  TOTAL COMMON STOCKS (cost of $1,167,312)(a)                                             985,618
                                                                                       -----------

 SHORT-TERM OBLIGATIONS - 4.1%                                          PAR
 ------------------------------------------------------------------------------------------------
  Repurchase agreement with ABN Amro Chicago Corp., dated 12/31/97 due
  01/02/98 at 6.600% collateralized by U.S. Treasury notes with maturities to 2000, market value $42,362 (repurchase
  proceeds $41,462)                                                   $ 41,447             41,447
                                                                                      ------------

 OTHER ASSETS & LIABILITIES, NET - (1.5)%                                                 (15,586)
 -------------------------------------------------------------------------------------------------

 NET ASSETS - 100.0%                                                                  $ 1,011,479
                                                                                      ============

                     Investment Portfolio/December 31, 1997
 -----------------------------------------------------------------------------
 NOTES TO INVESTMENT PORTFOLIO:
 -----------------------------------------------------------------------------
 (a)  Cost for federal income tax purposes is the same.

 Summary of Securities
  by Country                Country            Value               % of Total
 -----------------------------------------------------------------------------
 Hong Kong                    HK             $ 707,271                   71.8
 Singapore                    Si               206,175                   20.9
 Philippines                  Ph                30,061                    3.0
 Malaysia                     Ma                28,423                    2.9
 Indonesia                    In                 9,951                    1.0
 Taiwan                       Tw                 3,737                    0.4
                                             ----------            -----------
                                             $ 985,618                  100.0
                                             ==========            ===========


  Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                                       Name
  --------------                           --------------------
       ADR                              American Depositary Receipt








See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $1,167,312)                            $  985,618
Short-term obligations                                                41,447
                                                                   ----------
                                                                   1,027,065

Cash including foreign currencies (cost $796)    $   747
Receivable for:
  Dividends                                        2,782
  Fund shares sold                                 2,424
  Investments sold                                   619
  Interest                                             8
Other                                                 29               6,609
                                                 --------          ----------
   Total Assets                                                    1,033,674

LIABILITIES
Payable for:
  Fund shares repurchased                         20,144
Accrued:
  Management fee                                     697
  Administration fee                                 226
  Service fee - Class A, Class B, Class C            158
  Distribution fee - Class B                         240
  Distribution fee - Class C                          41
  Transfer agent fee                                 222
  Bookkeeping fee                                     32
  Deferred Trustees fees                               1
Other                                                434
                                                 --------
   Total Liabilities                                                  22,195
                                                                  -----------
NET ASSETS                                                        $1,011,479
                                                                  ===========


Continued on next page.


See notes to financial statements.

                             STATEMENT OF ASSETS & LIABILITIES - CONT.


Net asset value & redemption price per share -
Class A ($323,407/35,853)                                               $9.02
                                                                   ==========

Maximum offering price per share - Class A
($9.02/0.9425)                                                          $9.57(a)
                                                                   ==========

Net asset value & offering price per share -
Class B ($362,442/40,633)                                               $8.92(b)
                                                                   ==========

Net asset value & offering price per share -
Class C ($62,703/7,017)                                                 $8.94(b)
                                                                   ==========

Net asset value & redemption price per share -
Class T ($82,095/9,107)                                                 $9.01
                                                                   ==========

Maximum offering price per share - Class T
($9.01/0.9425)                                                          $9.56(a)
                                                                   ==========

Net asset value, offering & redemption price
per share - Class Z ($180,832/20,070)                                   $9.01
                                                                   ==========


COMPOSITION OF NET ASSETS
   Capital paid in                                                 $1,309,844
   Overdistributed net investment income                                 (872)
   Accumulated net realized loss                                     (115,731)
   Net unrealized depreciation on:
      Investments                                                    (181,694)
      Foreign currency transactions                                       (68)
                                                                   ----------
                                                                   $1,011,479
                                                                   ==========


(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

(in thousands)
INVESTMENT INCOME
Dividends:
 Hong Kong Electric Holdings Ltd.                                 $    2,001
 Other                                                                33,136
Interest                                                               3,879
                                                                   ----------
      Total Investment Income (net of nonrebatable
      foreign taxes withheld at source which
      amounted to $2,215)                                             39,016

EXPENSES
Management fee                                  $ 12,598
Administration fee                                 4,116
Service fee - Class A, Class B, Class C            2,940
Distribution fee - Class B                         4,209
Distribution fee - Class C                           745
Transfer agent fee                                 5,029
Bookkeeping fee                                      576
Trustees fee                                          80
Custodian fee                                      1,381
Audit fee                                             20
Legal fee                                             12
Registration fee                                     406
Reports to shareholders                               27
Other                                                119
                                              -----------
                                                  32,258
Interest expense                                       1              32,259
                                              -----------          ----------
       Net Investment Income                                           6,757
                                                                   ----------

NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS Net realized loss on:
  Investments                                   (115,723)
  Foreign currency transactions                   (4,174)
                                              -----------
       Net Realized Loss                                            (119,897)
Net unrealized depreciation
 during the period on:
  Investments                                   (471,064)
  Foreign currency transactions                      (59)
                                              -----------
       Net Unrealized Depreciation                                  (471,123)
                                                                   ----------
       Net Loss                                                     (591,020)
                                                                   ----------
Decrease in Net Assets from Operations                            $ (584,263)
                                                                   ==========


See notes to financial statements.

                                STATEMENT OF CHANGES IN NET ASSETS




(in thousands)                                      Year ended December 31
                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS                1997 (a)            1996
Operations:
Net investment income                          $   6,757           $   6,973
Net realized gain (loss)                        (119,897)              7,061
Net unrealized appreciation (depreciation)      (471,123)            113,043
                                              -----------          ----------
  Net Increase (Decrease) from Operations       (584,263)            127,077
                                              -----------          ----------
Distributions:
From net investment income - Class A              (1,296)             (2,861)
From net realized gains - Class A                 (1,835)               (174)
In excess of net realized gains - Class A             (3)                 --
From net investment income - Class B                  --                (204)
From net realized gains - Class B                 (1,973)               (173)
In excess of net realized gains - Class B             (3)                 --
From net investment income - Class C                  --                  (1)
From net realized gains - Class C                   (347)                (33)
In excess of net realized gains - Class C             (b)                 --
From net investment income - Class T                (654)             (1,264)
From net realized gains - Class T                   (497)                (56)
In excess of net realized gains - Class T             (1)                 --
From net investment income - Class Z              (1,444)             (2,480)
From net realized gains - Class Z                 (1,024)               (109)
In excess of net realized gains - Class Z             (2)                 --
                                              -----------          ----------
                                                (593,342)            119,722
                                              -----------          ----------
Fund Share Transactions:
Receipts for shares sold - Class A               688,564             929,445
Value of distributions reinvested - Class A        2,747               2,555
Cost of shares repurchased - Class A            (748,862)           (593,997)
                                              -----------          ----------
                                                 (57,551)            338,003
                                              -----------          ----------
Receipts for shares sold - Class B               285,774             662,217
Value of distributions reinvested - Class B        1,820                 342
Cost of shares repurchased - Class B            (285,671)           (228,641)
                                              -----------          ----------
                                                   1,923             433,918
                                              -----------          ----------
Receipts for shares sold - Class C                72,752             102,136
Value of distributions reinvested - Class C          320                  31
Cost of shares repurchased - Class C             (84,050)            (19,435)
                                              -----------          ----------
                                                 (10,978)             82,732
                                              -----------          ----------
Receipts for shares sold - Class T                 4,180              12,366
Value of distributions reinvested - Class T          969               1,077
Cost of shares repurchased - Class T             (60,405)            (41,025)
                                              -----------          ----------
                                                 (55,256)            (27,582)
                                              -----------          ----------
(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Rounds to less than one.
Continued on next page.
See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                   Year ended December 31
                                              -------------------------------
                                                 1997 (a)             1996

Receipts for shares sold - Class Z                77,647             187,095
Value of distributions reinvested - Class Z        2,048               1,995
Cost of shares repurchased - Class Z            (156,891)           (204,451)
                                              -----------          ----------
                                                 (77,196)            (15,361)
                                              -----------          ----------
  Net Increase (Decrease) from Fund
    Share Transactions                          (199,058)            811,710
                                              -----------          ----------
      Total Increase (Decrease)                 (792,400)            931,432
NET ASSETS
Beginning of period                            1,803,879             872,447
                                              -----------          ----------
End of period (net of overdistributed
  net investment income of $872 and $60,
  respectively)                              $ 1,011,479          $1,803,879
                                              ===========          ==========

NUMBER OF FUND SHARES
Sold - Class A                                    56,469              69,916
Issued for distributions reinvested - Class A        241                 189
Repurchased - Class A                            (62,212)            (44,553)
                                              -----------          ----------
                                                  (5,502)             25,552
                                              -----------          ----------
Sold - Class B                                    23,200              50,191
Issued for distributions reinvested - Class B        130                  26
Repurchased - Class B                            (24,648)            (17,351)
                                              -----------          ----------
                                                  (1,318)             32,866
                                              -----------          ----------
Sold - Class C                                     6,098               7,708
Issued for distributions reinvested - Class C         23                   2
Repurchased - Class C                             (7,069)             (1,471)
                                              -----------          ----------
                                                    (948)              6,239
                                              -----------          ----------
Sold - Class T                                       346                 924
Issued for distributions reinvested - Class T         91                  80
Repurchased - Class T                             (4,977)             (3,095)
                                              -----------          ----------
                                                  (4,540)             (2,091)
                                              -----------          ----------
Sold - Class Z                                     6,329              14,054
Issued for distributions reinvested - Class Z        194                 148
Repurchased - Class Z                            (13,127)            (15,283)
                                              -----------          ----------
                                                  (6,604)             (1,081)
                                              -----------          ----------


(a) Class D shares were redesignated Class C shares on July 1, 1997.


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

NOTE 1. ACCOUNTING POLICIES
 ...............................................................................
Organization: Colonial Newport Tiger Fund (the Fund), a series of Colonial Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia ( Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
 ...............................................................................
The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fee and Class B and Class C distribution fee), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
Management fee: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

              Average Net Assets              Annual Fee Rate
           -----------------------         ---------------------
             First $100 million                   1.00%
             Over $100 million                    0.75%

Effective October 1, 1997, the fee was reduced to 0.70% in excess of $1.5 billion and 0.65% in excess of $2.5 billion.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ...............................................................................

Administration fee: Colonial Management Associates, Inc. (the Administrator) an affiliate of the Adviser, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

           Average Net Assets                Annual Fee Rate
          -----------------------         ---------------------
           First $50 million                   No charge
           Next $950 million                    0.035%
           Next $1 billion                      0.025%
           Next $1 billion                      0.015%

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

Underwriting discounts, service and distribution fees: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended December 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $626,504 on sales of the Fund's Class A, Class C (formerly Class D shares) and Class T shares and received contingent deferred sales charges (CDSC) of $3,328,236 and $106,931 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets.

For the year ended December 31, 1997, the Fund's operating expenses did not exceed the 1.55% expense limit.

                Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
 ...............................................................................

Investment activity: During the year ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $190,454,179 and $349,662,842, respectively.

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

              Gross unrealized appreciation     129,571,761
              Gross unrealized depreciation    (311,265,996)
                                                -----------
                 Net unrealized depreciation   (181,694,235)
                                                ===========

Capital loss carryforwards: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  Year of                     Capital loss
                 expiration                   carryforward
                 ----------                   -----------
                   2005                       $81,206,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
 ...............................................................................

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%.

The average daily loan balance for the year ended December 31, 1997 was $8,219, at a weighted average interest rate of 6.08%. The maximum loan outstanding during the period was $3,000,000.

                                FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                        Year ended December 31
                    ----------------------------------------------------------------
                                                   1997
                        Class A     Class B      Class C(a)    Class T       Class Z
                    ----------- -----------  -----------  ----------- --------------
Net asset value -
 Beginning of period   $ 13.750    $ 13.640     $ 13.660      $ 13.750      $ 13.750
                       --------    --------     --------      --------      ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) (b)         0.081(c)   (0.011)(c)   (0.012)(c)     0.112(c)      0.112(c)
Net realized and
unrealized gain
(loss) (b)               (4.735)     (4.667)      (4.666)       (4.740)       (4.740)
                       --------    --------     --------      --------      ----------
   Total from Investment
      Operations         (4.654)     (4.678)      (4.678)       (4.628)       (4.628)
                       --------    --------     --------      --------      ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income        (0.034)        -            -          (0.070)       (0.070)
From net
realized gains           (0.042)     (0.042)      (0.042)       (0.042)       (0.042)
In excess of net
  realized gains            -           -            -             -             -
                       --------    --------     --------      --------      ----------
   Total Distributions
     Declared to
     Shareholders        (0.076)     (0.042)      (0.042)       (0.112)       (0.112)
                       --------    --------     --------      --------      ----------
Net asset value -
   End of period       $  9.020    $  8.920     $  8.940      $  9.010      $  9.010
                       ========    ========     ========      ========      ==========
Total return (d)         (33.95)%    (34.41)%     (34.36)%      (33.76)%      (33.76)%
                       ========    ========     ========      ========      ==========

RATIOS TO AVERAGE NET ASSETS
Operating expenses         1.73%       2.48%        2.48%         1.48%         1.48%
Interest Expense             -           -            -             -             -
Total expenses (e)         1.73%       2.48%        2.48%         1.48%         1.48%
Net investment
  income (loss) (e)        0.64%      (0.11)%      (0.11)%        0.89%         0.89%
Portfolio turnover           12%         12%          12%           12%           12%
Average commission
  rate (f)             $ 0.0085    $ 0.0085     $ 0.0085      $ 0.0085      $ 0.0085
Net assets at end
of period (000)        $323,407    $362,442     $ 62,703      $ 82,095      $180,832

(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distribution from Hong Kong Electric Holdings Ltd. which amounted to $0.015 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                   Year ended December 31
               -------------------------------------------------------------
                                            1996
                  Class A      Class B    Class C (a)   Class T     Class Z
                ----------    ---------   ----------   ---------   ---------

                 $ 12.460     $  12.390   $  12.410   $  12.450   $  12.450
               ----------     ---------   ---------   ---------   ---------


                    0.083        (0.016)     (0.016)      0.116       0.116


                    1.278         1.275       1.270       1.281       1.281
               ----------     ---------   ---------   ---------   ---------

                    1.361         1.259       1.254       1.397       1.397
               ----------     ---------   ---------   ---------   ---------


                   (0.067)       (0.005)         --      (0.093)     (0.093)

                   (0.004)       (0.004)     (0.004)     (0.004)     (0.004)

                       --            --          --          --          --
               ----------     ---------   ---------   ---------   ---------


                   (0.071)       (0.009)     (0.004)     (0.097)     (0.097)
               ----------     ---------   ---------   ---------   ---------

                 $ 13.750      $ 13.640    $ 13.660    $ 13.750    $ 13.750
               ==========     =========   =========   =========   =========
                    10.94%        10.16%      10.11%      11.24%      11.24%
               ==========     =========   =========   =========   =========

                     1.74%         2.49%       2.49%       1.49%       1.49%
                       --            --          --          --          --
                     1.74%         2.49%       2.49%       1.49%       1.49%

                     0.62%        (0.13)%     (0.13)%      0.87%       0.87%
                        6%            6%          6%          6%          6%

                 $ 0.0179      $ 0.0179    $ 0.0179    $ 0.0179    $ 0.0179

                 $568,497      $572,089    $108,785    $187,659    $366,849

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                            Year ended December 31
                     ------------------------------------------------------------------
                                                     1995
                       Class A (a) Class B (a)  Class C (a)(b) Class T (c)   Class Z (c)
                       ----------  ----------   -------------- ----------    ----------
Net asset value -
 Beginning of period    $ 10.860    $ 10.860     $ 10.860      $ 10.800      $ 10.800
                       ----------  ----------   ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) (e)          0.067      (0.003)      (0.003)        0.099(f)      0.099(f)
Net realized and
unrealized gain (loss) (e) 1.617       1.594        1.615         1.656         1.656
                       ----------  ----------   ----------    ----------    ----------
 Total from Investment
  Operations               1.684       1.591        1.612         1.755         1.755
                       ----------  ----------   ----------    ----------    ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income         (0.060)     (0.037)      (0.038)       (0.081)       (0.081)
From net
realized gains            (0.024)     (0.024)      (0.024)       (0.024)       (0.024)
                       ----------  ----------   ----------    ----------    ----------
 Total Distributions
  Declared to
  Shareholders            (0.084)     (0.061)      (0.062)       (0.105)       (0.105)
                       ----------  ----------   ----------    ----------    ----------
Net asset value -
  End of period         $ 12.460    $ 12.390     $ 12.410      $ 12.450      $ 12.450
                       ==========  ==========   ==========    ==========    ==========
Total return (g)         15.52% (h)  14.65% (h)   14.85% (h)    16.28%        16.28%
                       ==========  ==========   ==========    ==========    ==========

RATIOS TO AVERAGE NET ASSETS
Expenses                 1.37%(h)(i) 1.93%(h)(i)   1.93%(h)(i)    1.60%(i)    1.60%(i)
Net investment income    0.28%(h)(i) (0.28)%(h)(i) (0.28%)(h)(i)  0.75%(i)    0.75%(i)
Portfolio turnover        4%          4%            4%             4%          4%
Net assets at end
of period (000)          $196,870    $112,588       $21,420       $195,986    $345,583

(a) Class A, Class B and Class D shares were initially offered on April 1,
    1995. Per share data reflects activity from that date.
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on April 1,
    1995. Under the plan of reorganization, existing shareholders of Newport
    Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger
    Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.
(d) Reflects the 2-for-1 stock split effective November 29, 1993.
(e) Per share data was calculated using average shares outstanding during the period.

                   FINANCIAL HIGHLIGHTS - CONT.

           Selected data for a share of each class outstanding throughout each period are as follows:

                               Year ended December 31
                          ------------------------------
                             1994            1993    (d)
                          -----------     -----------


                            $ 12.440         $ 7.120
                          -----------     -----------



                               0.060           0.040

                              (1.550)          5.330
                          -----------     -----------

                              (1.490)          5.370
                          -----------     -----------



                              (0.040)         (0.040)

                              (0.110)         (0.010)
                          -----------     -----------


                              (0.150)         (0.050)
                          -----------     -----------

                            $ 10.800        $ 12.440
                          ===========     ===========
                              (11.96)%         75.45%
                          ===========     ===========


                                1.29%           1.56%
                                0.57%           0.59%
                                   8%             11%

                            $ 456,241       $ 394,883

(f) Includes distribution from Taiwan Fund which amounted to $ 0.013 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class D: 0.11% on Class T and Class Z. Prior years' ratios are net of benefits received, if any.

                          REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST VII AND THE SHAREHOLDERS OF
   COLONIAL NEWPORT TIGER FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Newport Tiger Fund (a series of Colonial Trust VII) at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the three years then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the periods ended December 31, 1994 were audited by another Independent Accountant whose report, dated January 25, 1995 expressed an unqualified opinion on those statements.



PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1998

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

Colonial Customer Connection - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ........... press 1

For account information ............................................ press 2

To speak to a Colonial representative .............................. press 3

For yield and total return information ............................. press 4

For duplicate statements or a new supply of checks ................. press 5

To order duplicate tax forms and year-end statements ............... press 6
(February through May)

To review your options at any time during your call ................ press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET

Colonial Telephone Transaction Department - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750
To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722

                              SHAREHOLDER SERVICES

                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges(1): Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Colonial account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the payable date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

Liberty(TM) Qualified Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or Class C shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Newport Tiger Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Newport Tiger Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

Important Notice Regarding Telephone Redemptions: Because of a change in policy, shareholders of Class T and Z shares wishing to make telephone redemptions of values in excess of $50,000 must send a letter to Colonial requesting telephone redemption privileges. Telephone redemptions may only be made by wiring the proceeds to a predesignated bank account. Please send your request, with a signature guarantee, to Colonial Investors Service Center, Inc., P.O. Box 1722, Boston, MA 02105-1722. Please include the name of the recipient bank, a blank check marked void, and the signatures that match the registration of your Colonial account. Please refer any questions to a Colonial shareholder services representative at 1-800-345-6611.

     `
                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


[Liberty logo]

LIBERTY FINANCIAL INVESTMENTS, INC. (c)1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621


                                               NT-02/672E-1297 M (2/98)  98/103